Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Loans and borrowings
Schedule of key management personnel compensation

	Year ended 31 December
US$ thousand	2023	2022

Short-term employee benefits	2,034	—
Post-employment benefits	27	—
Other long-term benefits	—	—
Termination benefits	—	—
Share-based payments	3,332	224
Total	5,393	224